Warrants (Details) - Schedule of fair value of warrants estimated using black-scholes option pricing model	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants (Details) - Schedule of fair value of warrants estimated using black-scholes option pricing model [Line Items]
Volatility		115.00%
Expected term (years)		6 years
Risk-free interest rate		0.85%
Expected dividend yield	0.00%
Rollover Warrants [Member]
Warrants (Details) - Schedule of fair value of warrants estimated using black-scholes option pricing model [Line Items]
Volatility	115.00%
Expected term (years)	6 years
Risk-free interest rate	0.85%
Expected dividend yield	0.00%
Common Warrants [Member]
Warrants (Details) - Schedule of fair value of warrants estimated using black-scholes option pricing model [Line Items]
Volatility	47.00%
Expected term (years)	5 years
Risk-free interest rate	1.54%
Expected dividend yield	0.00%
Placement Agent Warrants [Member]
Warrants (Details) - Schedule of fair value of warrants estimated using black-scholes option pricing model [Line Items]
Volatility	47.00%
Expected term (years)	5 years
Risk-free interest rate	1.54%
Expected dividend yield	0.00%
New Common Stock Warrants [Member]
Warrants (Details) - Schedule of fair value of warrants estimated using black-scholes option pricing model [Line Items]
Volatility	144.00%
Expected term (years)	5 years
Risk-free interest rate	2.69%
Expected dividend yield	0.00%
New Placement Agent Warrants [Member]
Warrants (Details) - Schedule of fair value of warrants estimated using black-scholes option pricing model [Line Items]
Volatility	144.00%
Expected term (years)	5 years
Risk-free interest rate	2.69%